ALLOWANCE FOR LOAN LOSSES - Modifications (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
1-4 Family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts	4	16
Pre-Modification outstanding recorded investment	$ 316	$ 1,508
Post-Modification outstanding recorded investment	312	1,508
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Multi-family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Construction
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts	4	1
Pre-Modification outstanding recorded investment	1,863	754
Post-Modification outstanding recorded investment	1,849	754
Subsequently defaulted number of contracts	1
Subsequently defaulted, recorded investment	754
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment